UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-6490
Dreyfus Premier International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Greater China Fund
July 31, 2006 (Unaudited)

Common Stocks--93.4%	Shares		Value ($)

China--46.4%
Aluminum Corp. of China, Cl. H	8,478,000		5,673,676
Bengang Steel Plates, Cl. B	6,797,369		2,869,343
Bio-Treat Technology	5,681,000		4,245,459
Celestial NutriFoods	5,773,000	a	5,886,339
China Fishery Group	1,209,000		1,975,440
China Life Insurance, Cl. H	3,743,000		6,300,795
China Milk Products Group	11,394,000	a	6,494,364
China Oilfield Services, Cl. H	11,804,000		6,410,759
China Shineway Pharmaceutical Group	6,594,000		4,837,173
China Telecom, Cl. H	16,600,000		5,469,100
Dongfang Electrical Machinery, Cl. H	3,874,000		7,468,601
Golding Soft	5,220,000	a	13,100
Guangshen Railway, Cl. H	15,555,000		6,245,862
Harbin Power Equipment, Cl. H	5,158,000		5,755,304
Jiangxi Copper, Cl. H	3,378,000		3,225,755
PetroChina, Cl. H	9,980,000		11,315,513
PICC Property & Casualty, Cl. H	18,188,000		6,881,769
Shanghai Friendship Group, Cl. B	6,766,817		4,215,727
Sino-Environment Technology Group	11,092,000	a	6,743,711
Sinopec Shanghai Petrochemical, Cl. H	6,250,000		3,032,419
The9, ADR	156,927	a	3,840,004
Tom Online	12,934,000	a	1,847,667
Tong Ren Tang Technologies, Cl. H	2,297,000		4,239,142
Xinjiang Tianye Water Saving Irrigation System, Cl. H	15,510,000		3,872,410
Zijin Mining Group, Cl. H	12,100,000		6,446,938
ZTE, Cl. H	1,139,800		3,351,835
			128,658,205
Hong Kong--36.3%
Beijing Enterprises Holdings	2,274,000		3,593,823
China Mobile	1,545,000		9,951,771
China Sciences Conservational Power	19,450,000	a,b	876,104
CNOOC	6,452,000		5,505,233
Dynasty Fine Wines Group	6,336,000		2,299,493
Henderson Land Development	1,482,000		8,125,042
HK Stock Exchange Hang Seng China Enterprises Index
(warrants 10/27/06)	56,000,000	a	1,412,576
HK Stock Exchange Hang Seng China Enterprises Index
(warrants 9/28/06)	46,000,000	a	402,564
HK Stock Exchange Hang Seng China Enterprises Index
(warrants 9/28/06)	43,000,000	a	819,027
Hongkong Land Holdings	1,947,000		7,593,300
HSBC Holdings	460,000		8,299,915
HSBC Holdings (warrants 10/16/06)	6,960,000	a	824,071
Hua Han Bio-Pharmaceutical Holdings, Cl. H	24,402,000		4,553,667
Industrial and Commercial Bank of China (Asia)	1,908,000		3,231,484
Ju Teng International Holdings	15,032,000	a	3,366,153
Kerry Properties	1,682,000		5,541,582
MTR	2,680,000		6,884,353
New Heritage Holdings	15,700,000		1,171,913
NWS Holdings	3,622,000		6,973,452
Parkson Retail Group	934,000		3,095,223
PetroChina (warrants 10/20/06)	14,300,000	a	1,030,604

Sinochem Hong Kong Holding	10,764,000		3,989,642
Tianjin Development Holdings	6,488,000		3,690,633
Wasion Meters Group	4,714,000		2,147,636
Wing Hang Bank	582,000		5,318,010
			100,697,271
Taiwan--10.0%
Au Optronics	3,370,000		4,851,771
China Development Financial Holding	2,541,000	a	981,485
Everlight Electronics	426		1,091
Fubon Financial Holding	4,133,000		3,268,540
King Yuan Electronics	5,493,204		3,841,050
MediaTek	560,000		5,104,122
Shin Kong Financial Holding	4,500,000		4,678,626
Taiwan Green Point Enterprises	2,272,027		5,050,491
			27,777,176
United States--.7%
Far East Energy	1,250,000		1,875,000
Far East Energy (warrants)	625,000	a	0
			1,875,000
Total Common Stocks
(cost $236,795,837)			259,007,652

Options--.1%	Contracts ($)		Value ($)

Put Options
Hang Seng China Enterprises Index
Sept. 2006 @ 6,500 HKD
(cost $502,745)	200		231,654

Total Investments (cost $237,298,582)	93.5%		259,239,306
Cash and Receivables (Net)	6.5%		17,982,615
Net Assets	100.0%		277,221,921

ADR - American Depository Receipts
a Non-income producing security.
b	The value of this security has been determined in good faith under the direction of the Board of Directors.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier International Growth Fund
July 31, 2006 (Unaudited)

Common Stocks--94.2%	Shares	Value ($)

Australia--3.7%
BHP Billiton	55,400	1,179,074
CSL	9,500	384,062
		1,563,136
Belgium--2.9%
Delhaize Group	5,700	414,728
InBev	15,100	792,891
		1,207,619
Canada--5.0%
Alcan	8,200	373,919
Canadian National Railway	10,000	402,456
Gildan Activewear	4,300 a	183,656
Manulife Financial	7,000	220,737
Precision Drilling Trust	6,200	214,245
Shaw Communications, Cl. B	9,600	279,060
Teck Cominco, Cl. B	6,700	443,391
		2,117,464
China--.6%
Foxconn International Holdings	108,000 a	251,299
Finland--1.9%
Nokia	39,700	787,693
France--10.4%
Arkema (Rights)	2,138 a	8,249
BNP Paribas	5,832	567,763
Bouygues	4,000	199,765
PPR	1,700	227,183
Sanofi-Aventis	10,627	1,010,812
Schneider Electric	3,200	329,110
Societe Generale	3,750	559,589
SOITEC	6,900 a	184,066
Total	9,752	663,450
Vivendi	19,900	673,997
		4,423,984
Germany--6.0%
BASF	6,210	499,915
Continental	4,900	502,697
E.ON	1,920	231,832
MAN	4,100	296,428
Merck	5,070	463,136
SAP	1,190	217,820
ThyssenKrupp	9,500	332,559
		2,544,387
Hong Kong--1.1%
China Mobile	71,200	458,619
Italy--3.2%
Banca Intesa	83,600	483,570
Capitalia	33,800	283,712
ENI	18,502	567,552
		1,334,834
Japan--19.3%
Aeon	14,500	338,460
Canon	17,250	829,385
Daiwa Securities Group	33,200	371,110
Fujitsu	43,000	333,569
Honda Motor	22,600	745,445
Kirin Brewery	13,200	195,812
Matsushita Electric Industrial	10,000	208,115
Mitsubishi	28,700	588,525
Mitsubishi Electric	64,900	509,686

Mitsui & Co.	27,000		411,597
Nomura Holdings	25,000		443,935
ORIX	1,420		372,347
Shin-Etsu Chemical	3,700		214,380
Sony	17,000		783,246
SUMCO	3,700		215,026
Sumitomo Electric Industries	35,500		465,589
Takeda Pharmaceutical	3,100		200,175
TDK	3,100		242,373
Tokyo Electron	7,800		496,178
Toshiba	34,000		219,843
			8,184,796
Netherlands--3.4%
Heineken	10,400		489,096
ING Groep	23,800		966,331
			1,455,427
Norway--2.3%
Norsk Hydro	10,725		305,049
Orkla	5,900		267,541
Telenor	30,400		387,862
			960,452
Spain--3.2%
ACS-Actividades de Construccion y Servicios	10,800		472,860
Banco Santander Central Hispano	14,700		222,739
Repsol YPF	6,900		193,940
Telefonica	27,900		471,940
			1,361,479
Sweden--.5%
Volvo, Cl. B	4,000		211,724
Switzerland--8.5%
ABB	17,000		219,703
Baloise Holding	3,650		290,742
Compagnie Financiere Richemont, Cl. A	4,800	a	216,533
Credit Suisse Group	13,400		750,979
Holcim	4,500		351,317
Roche Holding	7,260		1,292,319
UBS	4,530		246,512
Zurich Financial Services	1,057		237,337
			3,605,442
United Kingdom--22.2%
AstraZeneca	5,200		317,606
Aviva	16,600		222,691
Barclays	16,099		188,898
BG Group	34,400		462,765
BP	88,900		1,071,350
British Airways	71,800	a	519,165
British American Tobacco	29,500		795,350
BT Group	82,500		366,475
Diageo	12,200		214,496
First Choice Holidays	58,400		250,145
GlaxoSmithKline	46,000		1,272,866
HBOS	18,100		329,557
HSBC Holdings	12,500		226,777
International Power	96,700		532,086
Marks & Spencer Group	19,100		212,870
Michael Page International	36,000		221,798
Royal Bank of Scotland Group	6,500		211,559
Royal Dutch Shell, Cl. A	7,500		264,706
Sainsbury (J)	32,200		211,772
Vedanta Resources	20,500		505,589
WPP Group	21,400		253,297
Xstrata	18,200		781,092
			9,432,910
Total Common Stocks

	(cost $32,033,864)		39,901,265

	Preferred Stocks--1.5%

	Germany
	Fresenius
	(cost $587,970)	3,870	642,859

		Principal
	Short-Term Investments--.2%	Amount ($)	Value ($)

	U.S. Treasury Bills
	4.66%, 9/14/06
	(cost $69,594)	70,000 b	69,590

	Other Investment--2.6%	Shares	Value ($)

	Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
	(cost $1,100,000)	1,100,000 c	1,100,000

	Total Investments (cost $33,791,428)	98.5%	41,713,714
	Cash and Receivables (Net)	1.5%	622,220
	Net Assets	100.0%	42,335,934

a	Non-income producing security.
b		All or partially held by a broker as collateral for open financial futures positions.
c		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange
	Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
July 31, 2006 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2006 ($)

Financial Futures Long
MSCI PAN EURO	43	1,207,950	September 2006	80,498
TOPIX	3	411,126	September 2006	1,853
				82,351
See notes to financial statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier International Funds, Inc.

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 15, 2006

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	September 15, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)